DETAILS OF CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of details of current liabilities [Abstract]
Schedule of Trade Payables
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Open accounts	14,661	12,446	3,912
Checks payables	1,578	354	421
	16,239	12,800	4,333

Schedule of Other Payables and Accrued Expenses
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Customer advances	1,267	1,223	338
Accrued expenses	4,226	3,985	1,128
Others payables	389	38	103
	5,882	5,246	1,569